Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Tax Expense
(a)	Income tax expense for the years ended December 31, 2019, 2020 and 2021 was as follows:

(in millions of Won)	2019		2020	2021
Current income taxes(*1)	￦	913,286	692,870	2,470,416
Deferred income tax due to temporary differences		164,078	(481,303)	(153,919)
Items recorded directly in equity		11,005	12,705	(102,670)

Income tax expense	￦	1,088,369	224,272	2,213,827

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.

Income Tax Credit (Charged) Directly to Equity
(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Net changes in fair value of equity investments at fair value through other comprehensive income	￦	(26,744)	26,850	(83,532)
Others		37,749	(14,145)	(19,138)

	￦	11,005	12,705	(102,670)

Reconciliation of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded

(c)
The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (27.5%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2019, 2020 and 2021.

(in millions of Won)	2019		2020	2021
Profit before income tax expense	￦	3,126,534	1,972,764	9,389,809
Income tax expense computed at statutory rate		847,017	533,875	2,572,702
Adjustments:
Tax credits		(39,709)	(90,093)	(313,205)
Refund of taxes for prior years		(35,389)	(14,362)	(42,667)
Tax effect from tax audit		14,775	11,796	5,635
Investment in subsidiaries, associates and joint ventures		317,977	147,874	(111,938)
Tax effects due to permanent differences		(5,588)	2,591	17,811
Others(*1)		(10,714)	(367,409)	85,489

		241,352	(309,603)	(358,875)

Income tax expense	￦	1,088,369	224,272	2,213,827

Effective tax rate (%)		34.81%	11.37%	23.58%

(*1)
Due to changes in estimation on deductibility of temporary difference related to Synthetic Natural Gas (SNG) facility and Business Combination of
Off-gas
Power Station Business Sector,
￦
328,453 million of income tax benefit is recognized for the year ended December 31, 2020

Movements in Deferred Tax Assets (Liabilities)
(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020				2021
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	153,136	(5,912)	147,224	147,224	(3,866)	143,358
PP&E - Depreciation		22,211	10,025	32,236	32,236	(1,328)	30,908
Share of profit or loss of equity - accounted investees		119,114	100,317	219,431	219,431	5,135	224,566
Allowance for inventories valuation		9,445	2,097	11,542	11,542	11,441	22,983
PP&E - Revaluation		(1,818,461)	84,462	(1,733,999)	(1,733,999)	130,616	(1,603,383)
Prepaid expenses		15,212	4,619	19,831	19,831	(301)	19,530
PP&E - Impairment loss		137,326	246,177	383,503	383,503	70,166	453,669
Gain or loss on foreign currency translation		7,036	(58,681)	(51,645)	(51,645)	50,540	(1,105)
Defined benefit liabilities		(95,683)	(26,137)	(121,820)	(121,820)	(26,521)	(148,341)
Provision for construction losses		7,303	10,302	17,605	17,605	(7,415)	10,190
Provision for construction warranty		61,801	1,714	63,515	63,515	10,845	74,360
Accrued income		(30,816)	(10,360)	(41,176)	(41,176)	(9,276)	(50,452)
Impairment loss on AFS		112,555	(3,957)	108,598	108,598	9,551	118,149
Difference in acquisition costs of treasury shares		69,408	—	69,408	69,408	—	69,408
Others		260,863	128,862	389,725	389,725	(88,617)	301,108

		(969,550)	483,528	(486,022)	(486,022)	150,970	(335,052)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		130,141	26,850	156,991	156,991	(83,532)	73,459
Others		168,021	(14,145)	153,876	153,876	(19,139)	134,737

		298,162	12,705	310,867	310,867	(102,671)	208,196

Deferred tax from tax credit
Tax credit carry - forward and others		91,839	(19,433)	72,406	72,406	458	72,864
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		135,364	4,503	139,867	139,867	105,162	245,029

	￦	(444,185)	481,303	37,118	37,118	153,919	191,037

Summary of Deferred Tax Assets And Liabilities
(e)	Deferred tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020				2021
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	147,243	(19)	147,224	143,526	(168)	143,358
PP&E - Depreciation		84,890	(52,654)	32,236	97,713	(66,805)	30,908
Share of profit or loss of equity-accounted investees		281,049	(61,618)	219,431	294,505	(69,939)	224,566
Allowance for inventories valuation		11,542	—	11,542	22,983	—	22,983
PP&E - Revaluation		—	(1,733,999)	(1,733,999)	—	(1,603,383)	(1,603,383)
Prepaid expenses		19,859	(28)	19,831	19,604	(74)	19,530
PP&E - Impairment loss		383,503	—	383,503	453,669	—	453,669
Gain or loss on foreign currency translation		101,244	(152,889)	(51,645)	87,947	(89,052)	(1,105)
Defined benefit liabilities		478,144	(599,964)	(121,820)	459,074	(607,415)	(148,341)
Provision for construction losses		17,605	—	17,605	10,190	—	10,190
Provision for construction warranty		63,515	—	63,515	74,360	—	74,360
Accrued income		—	(41,176)	(41,176)	—	(50,452)	(50,452)
Impairment loss on AFS		108,598	—	108,598	118,149	—	118,149
Difference in acquisition costs of treasury shares		69,408	—	69,408	69,408	—	69,408
Others		571,199	(181,474)	389,725	540,588	(239,480)	301,108

		2,337,799	(2,823,821)	(486,022)	2,391,716	(2,726,768)	(335,052)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		167,070	(10,079)	156,991	143,956	(70,497)	73,459
Others		177,938	(24,062)	153,876	159,793	(25,056)	134,737

		345,008	(34,141)	310,867	303,749	(95,553)	208,196

Deferred tax from tax credit
Tax credit carry-forward and others		72,406	—	72,406	72,864	—	72,864
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		422,338	(282,471)	139,867	513,884	(268,855)	245,029

	￦	3,177,551	(3,140,433)	37,118	3,282,213	(3,091,176)	191,037

(f)
As of December 31, 2021, deductible temporary differences of
￦
6,346,230 million and taxable temporary differences of
￦
8,365,483 million related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities, because it is not probable they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.